NOTES PAYABLE AND CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2022
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Summary of notes payable

	2022	2021
Term loan payable maturing in November 30, 2026, bearing interest at 10.00 percent per annum	$50,000,000	$50,000,000
Convertible Debentures	16,006,084	—
Other	442,222	238,835
Total Notes Payable	66,448,306	50,238,835
Less Unamortized Debt Issuance Costs and Loan Origination Fees	(3,789,358)	(5,383,413)
Net Amount	$62,658,948	$44,855,422
Less Current Portion of Notes Payable	(40,237)	(37,986)
Notes Payable, Net of Current Portion	$62,618,711	$44,817,436

Schedule of maturities of notes payable

Principal
December 31:	Payments
2023	$668,955
2024	7,546,530
2025	7,549,256
2026	34,427,142
2027	16,256,423
Thereafter	—
Total Future Minimum Principal Payments	$66,448,306